Variable Interest Entities - Assets and Liabilities of Consolidated VIEs Included in Condensed Consolidated Balance Sheets (Detail) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015
Variable Interest Entity [Line Items]
Restricted cash	$ 740	$ 927
Financing receivables, net	18,638	19,001	$ 18,867
Equipment under operating leases	1,892	1,835
TOTAL ASSETS	47,073	46,677
Debt	26,341	26,301
Total Liabilities	42,586	41,816
Variable Interest Entities [Member]
Variable Interest Entity [Line Items]
Restricted cash	676	849
Financing receivables, net	10,404	11,361
TOTAL ASSETS	11,080	12,210
Debt	10,426	11,592
Total Liabilities	$ 10,426	$ 11,592